Warrant derivative liability (Public warrants) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2008	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Warrant Activity [Line Items]
Warrants outstanding		892,421		892,421
Public Warrants [Member]
Warrant Activity [Line Items]
Public Offering units sold	4,239,300
Per unit selling price	$ 8.00
Warrants outstanding	4,239,300	598,850	598,850	598,850
Warrants redeemed	2,673,273
Warrant redemption price per share	$ 0.50
Warrants repurchased		967,177
Warrants repurchased, value		$ 361
Warrants repurchased, average price per share		$ 0.37
Exercise price of warrant		8.00
Warrant, cap price		11.50
Warrant exercise price per share, after price cap exceeded		$ 0.01
Market price per share			$ 0.02	$ 0.02
Expiration date		Mar. 07, 2014